Lease (Details) - Schedule of presented hereunder are the lease payments the Company paid $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Lease (Details) - Schedule of presented hereunder are the lease payments the Company paid [Line Items]
Lease payments	$ 67
Fixed payments [Member]
Lease (Details) - Schedule of presented hereunder are the lease payments the Company paid [Line Items]
Lease payments	$ 67